Options	6 Months Ended
May 31, 2021
Share-based Payment Arrangement [Abstract]
Options

All grants of options to employees after October 22, 2009 are made from the Employee Stock Option Plan (the “Employee Stock Option Plan”). The maximum number of common shares issuable under the Employee Stock Option Plan is limited to 10% of the issued and outstanding common shares of the Company from time to time, or 3,309,267 based on the number of issued and outstanding common shares as at May 31, 2021. As at May 31, 2021, 1,554,901 options are outstanding and there were 1,754,366 options available for grant under the Employee Stock Option Plan. Each option granted allows the holder to purchase one common share at an exercise price not less than the closing price of the Company's common shares on the TSX on the last trading day prior to the grant of the option. Options granted under these plans typically have a term of 5 years with a maximum term of 10 years and generally vest over a period of up to three years.

In August 2004, the Board of Directors of IPC Ltd. approved a grant of 276,394 performance-based stock options, to two executives who were also the principal shareholders of IPC Ltd. The vesting of these options is contingent upon the achievement of certain performance milestones. A total of 276,394 performance-based stock options have vested as of May 31, 2020. Under the terms of the original agreement these options were to expire in September 2014. Effective March 27, 2014, the Company’s shareholders approved the two-year extension of the performance-based stock option expiry date to September 2016. Effective April 19, 2016, the Company’s shareholders approved a further two-year extension of the performance-based stock option expiry date to September 2018. Effective May 15, 2018, the Company’s shareholders approved a further two-year extension of the performance-based stock option expiry date to September 2020. As of November 30, 2020, these options have expired.

In the three and six months ended May 31, 2021, Nil (three and six months ended May 31, 2020 –- Nil) stock options were granted.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes Option-Pricing Model, consistent with the provisions of ASC topic 718. Option pricing models require the use of subjective assumptions, changes in these assumptions can materially affect the fair value of the options. The Company calculates expected volatility based on historical volatility of the Company’s own volatility for options that have an expected life of less than ten years. The expected term, which represents the period of time that options granted are expected to be outstanding, is estimated based on the historical average of the term and historical exercises of the options. The risk-free rate assumed in valuing the options is based on the U.S. treasury yield curve in effect at the time of grant for the expected term of the option. The expected dividend yield percentage at the date of grant is Nil as the Company is not expected to pay dividends in the foreseeable future.

Details of stock option transactions in Canadian dollars (“C$”) are as follows:

		May 31, 2021			May 31, 2020
		Weighted			Weighted
		average	Weighted		average	Weighted
		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value
	#	$	$	#	$	$
Outstanding, beginning of period	1,697,638	2.92	1.99	2,353,829	8.35	4.30
Expired	-	-	-	(28,800)	18.10	11.00
Cancelled	(142,737)	1.07	0.58	(68,881)	0.38	0.23
Forfeited	-	-	-	(156,652)	0.35	0.22
Balance at
end of period	1,554,901	3.09	2.12	2,099,496	9.31	4.65

Options exercisable end of period	1,554,901	3.09	2.12	1,564,504	12.37	6.15

Total unrecognized compensation cost relating to the unvested performance-based stock options at May 31, 2021 is $Nil (May 31, 2020 - $Nil).

For the three and six months ended May 31, 2021 and 2020, no options were exercised.

The following table summarizes the components of stock-based compensation expense.

Stock-based compensation	Three months ended		Six months ended
related to:	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020
	$	$	$	$

Research and development	1,127	9,977	9,719	53,405
Selling, general and administrative	308	2,255	2,266	12,576
	1,435	12,232	11,985	65,981

The Company has estimated its stock option forfeitures to be approximately 4% for the three and six months ended May 31, 2021 (three and six months ended May 31, 2020 – 4%).